SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries and its VIEs. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amount of revenues and expenses in the financial statements and accompanying notes. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, inventory valuation, impairment of goodwill and intangible assets, share-based compensation and income taxes.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions and term deposits with an original maturity of three months or less.
Restricted cash

Restricted cash

Restricted cash consists of cash which is held under the Group’s name in an escrow account as deposits withheld by third party payment processing agencies and the deposits fluctuate with the volume of payment processed.

Accounts receivable

Accounts receivable

Accounts receivable on our consolidated balance sheets consist of accounts receivable for our logistic services and account receivable for cash collected by the delivery service providers on behalf of the Group under the cash-on-delivery product sales within PRC. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the customer’s payment history, creditworthiness, financial conditions of the customers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. As of December 31, 2016 and 2017, the Company has determined the risk of uncollected receivable is remote.

Inventories

Inventories

Inventories are accounted for using the first-in-first-out method, and are valued at the lower of cost or net realizable value. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, and historical and forecasted consumer demand. Write downs are recorded in cost of revenues in the consolidated statements of operations.

Property and equipment, net

Property and equipment, net

Property and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	5 years
Software and IT equipment	3 years

Acquired intangible assets, net

Acquired intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of technology and members are computed using the straight-line method over the estimated useful lives.

Useful lives

Domain name/Trade name	Indefinite life
Technology	3 Years
Members	4 Years

Long-term investments

Long-term investments

The Group’s long-term investments consist of cost method investment and equity method investment.

Cost method investment

Investment in an entity where the Group does not have readily determinable fair value and the Group does not have significant influence, is accounted for using the cost method. The Group only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. The Group did not record any impairment loss on its cost method investment during the years ended December 31, 2015, 2016 and 2017.

Equity method investment

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method. Whether or not the Group can exercise significant influence with respect to an equity investee depends on an evaluation of several factors including, among others, the Group’s representation on the investee’s board of directors and ownership level, which is generally a 20% to 50% interest in the voting securities of the investee. Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not record any impairment loss on its equity method investment during the years ended December 31, 2015, 2016 and 2017.

Impairment of long-lived assets and intangible assets with definite life

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets, are stated at cost less accumulated depreciation or amortization.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of Goodwill and Indefinite-lived intangible assets

Impairment of Goodwill and Indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Business combinations

Business combinations

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Acquisition costs are expensed when incurred. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, if any, the Group estimates the fair value as of the date of acquisition.

Treasury shares, at cost

Treasury shares, at cost

Treasury shares represent shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of net income per share. Treasury shares are recorded at cost.

Revenue recognition

Revenue recognition

Product sales

Revenue is stated net of value added tax (“VAT”) and return allowances.

The Group recognizes revenue from the sale of apparel and other general merchandise through its websites and other online platforms.

The Group recognizes revenue when the following four revenue recognition criteria are met:

(i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

The Group defers the recognition of revenue and the related product costs for shipments that are in-transit to the customer. Payments received in advance of delivery are classified as advances from customers. The Group recognizes the revenue at the time the end customers receive the products even for international shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets.

Certain employees of the Group register in supplemental online outlets under their own name as these websites require registration using identity cards of individuals to sell the Group’s product on behalf of the Group. The Group has contractual arrangements with these employees which require them to transfer customers’ payments received to the Group for the sale of the products. The Group evaluates the sales transactions performed by these employees on behalf of the Group to determine whether to recognize the revenues on a gross or net basis. The determination is based upon an assessment as to whether the Group acts as a principal or agent when selling the products. All of the revenues involving employees performing sales transactions on the supplemental online outlets on behalf of the Group are currently accounted for on a gross basis since the Group is the primary obligor, has general and physical inventory risk, latitude in establishing prices, discretion in supplier selection and credit risks.

In arrangements whereby certain suppliers place the products at the Group’s premises, the risk and rewards of ownership of the products passed to the Group upon confirmation of orders by the Group’s customers. All of the revenues involving these arrangement are accounted for on a gross basis since the Group is the primary obligor, has physical inventory risk, latitude in establishing prices, discretion in supplier selection and credit risks.

The Group periodically provides incentive offers to its customers to encourage purchases. Current discount offers, when accepted by its customers, are treated as a reduction to the purchase price of the related transaction and are included as a net amount in revenue. The Group also provides discount reward, which may only be used in the future, to customers who have made a current purchase. As the right of receiving future discount does not represent a significant and incremental discount to the customer, the discount is treated as a reduction of revenue when the future transaction takes place.

Promotional free products, which cannot be redeemed for cash are normally shipped together with current qualified sales. Cost of these promotional items or free products are recorded as cost of sales when the revenue of the current qualified sales is recognized.

The Group allows customers to return goods within a period of time subsequent to the delivery of the goods purchased. The Group changed its sales return policy in 2017 to offer returns for items from 30 days to 14 days of receipt of shipment. The Group estimates return allowance based on historical experience. The estimation of return allowances is adjusted to the extent that actual returns differ, or are expected to differ. Changes in the estimated return allowance are recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of net revenues in that period.

Outbound shipping charges to customers are included as a part of the revenues. Outbound shipping-related costs are included in the cost of product sales. Shipping costs incurred for sales of products and recognized as cost of product sales were $70,314, $59,964 and $60,131 for the years ended December 31, 2015, 2016 and 2017 respectively.

VAT on sales is calculated at 17% on revenue from sale of products in the PRC and paid after deducting input-VAT on purchases. The net VAT balance between input-VAT and output-VAT is reflected in the consolidated financial statement as prepaid expenses and other current assets or accrued expenses and other current liabilities.

Services

The Group derive services revenue mainly from provision of logistic services to small businesses in China. Service revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable and collectability is reasonably assured. Revenue for logistic services are recognized when the packages are delivered to the recipients.

Cost of goods sold

Cost of goods sold

Product sales

Cost of goods sold primarily consists of the purchase price of consumer products sold by the Group on its websites, inbound and outbound shipping charges, packaging supplies and inventory write-down. Shipping charges to receive products from its suppliers are included in inventory cost, and recognized as cost of sales upon sale of products to its customers.

Services

Services

Cost of services primarily consists of the shipping charges and cost of packaging supplies directly incurred relating to logistic services. Shipping charges are recognized as cost of revenue once the delivery service is completed when the goods are delivered to destination.

Fulfillment

Fulfillment

Fulfillment costs represent those costs incurred in operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; payment processing and related transaction costs.

Selling and marketing

Selling and marketing

Selling and marketing expenses consist primarily of search engine marketing and advertising, affiliate market program expenditure, public relations expenditures; and payroll and related expenses for personnel engaged in selling, marketing and business development. The Group pays to use certain relevant key words relating to its business on major search engines and the fee is on a “cost-per-click” basis. The Group also pays commissions to participants in its affiliate program when customer referrals result in product sales, and the Group classifies such costs as selling and marketing expenses in the consolidated statements of operations. Advertising includes fees paid to on-line advertisers who assist the Group to advertise at targeted websites. Such fees are paid at fixed rate or calculated based on volume directed to the Group’s website.

General and administrative

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions such as accounting, finance, tax, legal, and human resources; costs associated with the use by these functions of facilities and equipment, such as depreciation expense and rent; professional fees and other general corporate costs. Also included in general and administrative expenses are payroll and related expenses for employees involved in product research and development, and systems support, as well as server charges and costs associated with telecommunications.

General and administrative expenses also include credit losses relating to fraudulent credit card activities which resulted in chargebacks from the payment processing agencies. The Group estimates chargebacks based on historical experience. The estimation of chargebacks is adjusted to the extent that actual chargebacks differ, or are expected to differ. The chargeback incurred for the years ended December 31, 2015, 2016 and 2017 are $1,227, $2,354 and $2,929.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financial instruments

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, receivable from processing agencies, long-term investment and accounts payable. The carrying values of cash, restricted cash, accounts receivable from processing agencies, advance from customers and accounts payable approximate their fair values due to short-term maturities. Long-term investments are carried at cost which approximates fair value due to their recent purchase.

Foreign currency translation

Foreign currency translation

The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and its VIE’s subsidiary determine their functional currencies based on the criteria of ASC topic 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group’s entities with functional currency of RMB and Euro, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss.

Income taxes

Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry forwards and significant temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2015, 2016 or 2017, respectively.

Comprehensive loss	Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive loss.
Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Changes in the terms or conditions of share options are accounted as a modification under which the Group calculate whether there is any excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Group recognizes incremental compensation cost in the period of the modification occurred and for unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Some of operating lease agreements of the Group contain provisions for future rent increases, rent free periods, or periods in which rent payments are reduced (abated). The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is credited or charged to other accrued expenses, which is included in “Accrued expenses and other current liabilities” in the accompanying consolidated balance sheets.

Loss per share

Loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group has share options and nonvested shares, which could potentially dilute basic earnings per share in the future. To calculate the number of shares fordiluted income per share, the effects of the share options and nonvested shares are computed using the treasury stock method.

Significant risks and uncertainties

Significant risks and uncertainties

The Group participates in an industry with rapid changes in regulations, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in e-commerce industry; changes in certain supplier and vendor relationships; regulatory or other PRC related factors; and risks associated with the Group’s ability to keep and increase the market coverage.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers. The Group places its cash and cash equivalents with financial institutions located in the PRC and Hong Kong, United States and Netherland. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers upon product delivery. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers.

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to  $2,028 and $ 4,829 at December 31, 2016 and 2017, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue from Contracts with Customers” ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing” ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09. The Group expects to adopt ASU 2014-09 under the modified retrospective method in the first quarter of 2018. Prior periods will not be retrospectively adjusted. The Group is in the process of finalizing its assessment of the new standard and currently believes the impact of the new guidance will not be material on its consolidated financial statements. The primary impact identified includes the balance sheet presentation of our sales return reserve which will be shown as a separate asset and refund liability on our consolidated balance sheet. The Company is also in the process of finalizing the impact of the standard on the Company's discount rewards which is not expected to be material. In addition, we expect the adoption to lead to increased footnote disclosures, particularly with regard to revenue related balance sheet accounts and revenue by category. Overall, the Company does not currently expect the adoption to have a material impact on its consolidated financial statements.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values, which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this pronouncement on its consolidated financial statements.

In November, 2016, the FASB issued a new pronouncement, ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. Key requirements of the ASU are as follows:

• An entity should include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The ASU does not define the terms “restricted cash” and “restricted cash equivalents” but states that an entity should continue to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with other GAAP. The ASU also states that any change in accounting policy will need to be assessed under ASC 250.

• A reconciliation between the statement of financial position and the statement of cash flows must be disclosed when the statement of financial position includes more than one line item for cash, cash equivalents, restricted cash, and restricted cash equivalents.

• Changes in restricted cash and restricted cash equivalents that result from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents should not be presented as cash flow activities in the statement of cash flows.

• An entity with a material balance of amounts generally described as restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.